[TIFF LOGO]

                      TIFF INVESTMENT PROGRAM, INC. (TIP)
                         SUPPLEMENT DATED JUNE 18, 2003
                     TO THE PROSPECTUS DATED APRIL 30, 2003


TIFF MULTI-ASSET FUND

MONEY MANAGER CHANGES

* Effective June 9, 2003, the board approved a new money manager agreement between K.G. Redding & Associates, LLC, Inc. and the TIFF Multi-Asset Fund. As a result of this change:

     The following paragraph is to be inserted as the second paragraph in the left-hand column on page 5 under the section entitled "MONEY MANAGERS AND THEIR STRATEGIES":

          K.G. Redding & Associates, LLC employs a concentrated, long only, high alpha strategy combining the most attractively priced "core" real estate securities with a mix of fundamentally solid but under-followed, out-of-favor, or out-of-cycle REITs that trade at significant discounts to underlying net asset value. The manager's return objective is to generate an annual alpha of at least 400 bp over an appropriate REIT benchmark.

     The following paragraph is to be inserted as the fourth paragraph in the left-hand column on page 19 under the section entitled "MONEY MANAGER FEE ARRANGEMENTS AND PORTFOLIO MANAGERS - MULTI-ASSET FUND":

          K.G. Redding & Associates, LLC (744 N. Wells Street, Chicago, IL 60610) is compensated based on assets. The manager receives 75 basis points per year on the first $30 million of its portfolio, and 50 basis points per year thereafter.

* Effective June 9, 2003, Marathon Asset Management, Ltd. replaces Oechsle International Advisors, LLC as a money manager for the TIFF Multi-Asset Fund. As a result of this change:

     The following paragraph is to be inserted in the left-hand column on page 5 as the third paragraph under the section entitled "MONEY MANAGERS AND THEIR STRATEGIES":

          Marathon Asset Management, Ltd. takes a qualitative approach to bottom-up stock selection. The manager focuses on variables under the control of companies rather than on the economic environment. At the industry level, the manager monitors the competitive environment, focusing on those industries marked by consolidation and a declining number of competitors. At the company level, the manager performs fundamental research to evaluate specific strategies within the industry. At the country level, priority is given to monetary conditions rather than economic growth.

     The following paragraph is inserted in the left-hand column on page 19 as the fifth paragraph in the section entitled "MONEY MANAGER FEE ARRANGEMENTS AND PORTFOLIO MANAGERS - MULTI-ASSET FUND":

          Marathon Asset Management, Ltd. (Orion House, 5 Upper St. Martin's Lane, London, England WC2H 9EA) is compensated based on performance. Its fee formula entails a floor of 15 basis points, a cap of 160 basis points, and a fulcrum fee of 88 basis points. The portfolio must earn 424 basis points over the return of the MSCI All Country World Free Index in order for the manager to receive the fulcrum fee. Jeremy J. Hosking (director) has been a portfolio manager with Marathon since 1986.

     FEES AND EXPENSES. The information shown on page 13 of the prospectus under the section entitled "FEES AND ANNUAL OPERATING EXPENSES - MULTI-ASSET FUND" is revised as shown below. The annual operating section of the table has been restated to reflect current money management fees and fees and expenses incurred as of May 31, 2003. The information in the shareholder fees section of the table remains unchanged.

        Management Fees: 0.47%   Other Expenses: 0.29%    Total: 0.76%

     EXAMPLE. The example intended to help members compare the cost of investing in the Multi-Asset Fund with the cost of investing in other mutual funds is revised as follows:

Expenses per $10,000 Investment

         ONE YEAR                         THREE YEARS                      FIVE YEARS                        TEN YEARS
  With          No redemption        With          No redemption       With          No redemption       With          No redemption
  Redemption    at end of            Redemption    at end of           Redemption    at end of           Redemption    at end of
  at end of     period               at end of     period              at end of     period              at end of     period
  period                             period                            period                            period
  $179          $127                 $348          $292                $532          $470                $1063         $988




     Constructed Benchmark Changes. Effective June 30, 2003, the table appearing after the third paragraph on page 3 is deleted and replaced with the following:

ASSET CLASS                          WEIGHT               BENCHMARK
US Stocks/Foreign Stocks              46%                 MSCI All Country World Free Index

Absolute Return                       20%                 3-month Treasury bills plus 5% per annum

High Yield Bonds                       3%                 Merrill Lynch High Yield Master II Constrained Index

REITs                                  3%                 Morgan Stanley REIT Index

Resource-Related Stocks                7%                 Resource-related sectors of MSCI World Index
                                                          50%  Energy
                                                          30%  Metals and Mining
                                                          20%  Paper and Forest Products

Inflation-Linked Bonds                13%                 10-year US Treasury Inflation Protected Security

Conventional Bonds                     8%                 Citigroup 10-year US Treasury Bond

     Note: The self-constructed Multi-Asset Fund Benchmark has changed six times since the TIFF Multi- Asset Fund's inception in order to reflect the directors' evolving thinking on appropriate asset allocation targets. On January 1, 1998, the Foreign Stock segment was reduced from 30% to 25% of the benchmark and the Absolute Return segment was increased from 15% to 20%. On October 1, 1999, the Resource-Related segment was reduced from 10% to 5%, Foreign Bonds were eliminated, US Bonds increased from 15% to 20% and Inflation-Linked Bonds were added to the benchmark at a 5% weight. On January 2, 2001, the US Bonds segment of the benchmark was decreased from 20% to 15% and Inflation-Linked Bonds were increased from 5% to 10%. On
     July 31, 2002, the Inflation-Linked Bonds segment of the benchmark was increased from 10% to 15% and US Bonds were decreased from 15% to 10%. On December 31, 2002 the US Stocks segment of the benchmark was decreased from 25% to 23%, the Foreign Stocks segment of the benchmark was decreased from 25% to 23%, the Inflation-Linked Bonds segment of the benchmark was decreased from 15% to 13%, the Resource-Related Stocks segment of the benchmark was increased from 5% to 7%, the Conventional Bonds segment of the benchmark was decreased from 10% to 8%, the High Yield Bonds segment was added to the benchmark at 3% and the REITs segment was added to the benchmark at 3%. Effective June 30, 2003, the aggregate weight of the U.S. stock and foreign stock segments of the benchmark was changed to 46% and the benchmark index for such segments was changed to the MSCI All Country World Free Index.

TIFF INTERNATIONAL EQUITY FUND

     MONEY MANAGER TERMINATION. Effective June 9, 2003, Oechsle International Advisors, LLC has been terminated as a money manager to the TIFF International Equity Fund and all references to the firm in the prospectus are deleted.

     FEES AND EXPENSES. The information shown on page 13 of the prospectus under the section entitled "FEE AND ANNUAL OPERATING EXPENSES - TIFF INTERNATIONAL EQUITY FUND" is revised as shown below. The annual operating expenses section of the table has been restated to reflect current money management fees and fees and expenses incurred as of May 31, 2003. The information in the shareholder fees section of the table remains unchanged.

         Management Fees: 0.80%  Other Expenses: 0.44%   Total: 1.24%

     EXAMPLE. The example intended to help members compare the cost of investing in the TIFF International Equity Fund with the cost of investing in other mutual funds is revised as follows:

EXPENSES PER $10,000 INVESTMENT

         ONE YEAR                         THREE YEARS                      FIVE YEARS                        TEN YEARS
  With          No redemption        With          No redemption       With          No redemption       With          No redemption
  Redemption    at end of            Redemption    at end of           Redemption    at end of           Redemption    at end of
  at end of     period               at end of     period              at end of     period              at end of     period
  period                             period                            period                            period
  $278          $200                 $549          $465                $840          $751                $1671         $1564

     COMMINGLED INVESTMENT VEHICLES. The following paragraphs are to be inserted under the section entitled "TIFF INTERNATIONAL EQUITY FUND" on page 6:

          "COMMINGLED INVESTMENT VEHICLES AND THEIR STRATEGIES"

          BESSENT CAPITAL LLC employs intensive fundamental research leveraged with quantitative models and proprietary research sources. The firm may implement long or short positions through derivatives if more readily available or cost effective equity ownership or borrowing capacity does not exist.

          LANSDOWNE PARTNERS employs fundamental research to select long and short stock positions primarily within the UK.

     COMMINGLED INVESTMENT VEHICLES PORTFOLIO MANAGERS. The following paragraphs are to be inserted under the section entitled "COMMINGLED INVESTMENT VEHICLES PORTFOLIO MANAGERS" on page 21 as the second and third paragraphs:

          "INTERNATIONAL EQUITY FUND"

          BESSENT CAPITAL LLC (NEW YORK, NY). Scott Bessent (portfolio manager) founded Bessent in 2000. From 1992 through March 2000, Mr. Bessent managed the European portfolio for Soros Fund Management a flagship Quantum Fund.

          LANSDOWNE PARTNERS (LONDON, UK). Peter Davies (portfolio manager) joined Lansdowne in 2001. Prior to that, he was a director of Merrill Lynch Investment Management working on the US team covering technology stocks in 1993 and joined the UK specialist team in 1994. Stuart Roden (portfolio manager) also joined Lansdowne in 2001. From 1994 to 2001, he was managing director (since 1998) of Merrill Lynch Investment Management, managing UK equity high performance pension fund mandates.

     ALL FUNDS - BOARD MEMBER CHANGES

* Effective June 9, 2003, Fred B. Renwick retired as a director and chair of the board of TIP. Sheryl L. Johns replaces Mr. Renwick as chair of the board. All references to Mr. Renwick in the prospectus are deleted.

* Effective June 9, 2003, David A. Salem resigned as a director of the board of TIP. All references to Mr. Salem in the prospectus are deleted.

* Effective June 9, 2003, William McLean is deemed to be an "interested director" as that term is defined under the Investment Company Act of 1940, as amended, as a result of his appointment as director of Foundation Advisers, Inc., TIP's advisor.

                                   [TIFF LOGO]

                      TIFF INVESTMENT PROGRAM, INC. (TIP)
                         SUPPLEMENT DATED JUNE 18, 2003
        TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2003

TIFF INTERNATIONAL EQUITY FUND AND TIFF MULTI-ASSET FUND

     MONEY MANAGER TERMINATION. Effective June 9, 2003, Oechsle International Advisors, LLC is terminated as money manager for each of the TIFF International Equity Fund and the TIFF Multi-Asset Fund. All references to the firm listed in the statement of additional information are deleted.

TIFF MULTI-ASSET FUND

     Effective June 30, 2003, the following paragraph replaces the third paragraph in the section entitled "APPENDIX A-DESCRIPTION OF INDICES" on page 43:

     TIFF MULTI-ASSET FUND BENCHMARK. The Multi-Asset Fund's primary objective is to produce an inflation-adjusted return of 5% or more over the long term. To facilitate assessment of active strategies employed by the Fund, the Fund also measures its performance against a constructed index comprising 46% MSCI All Country World Free Index; 20% 3-month treasury bill plus 5% per annum; 3% Merrill Lynch High Yield Master II Constrained Index; 3% Morgan Stanley REIT Index; and 8% Citigroup Ten Year US Treasury Bond. The inflation-hedging index has two components: a 7% allocation to global resource-related stocks, comprising 50% Energy, 30% Metals & Mining, and 20% Paper & Forest Products; and a 13% allocation to the 10-year US Treasury Inflation Protected Security.

ALL FUNDS - BOARD MEMBER CHANGES

* Effective June 9, 2003, Fred B. Renwick retired as a director and chair of the board of TIP. Sheryl L. Johns replaces Mr. Renwick as chair of the board. All references to Mr. Renwick in the statement of additional information are deleted.

* Effective June 9, 2003, David A. Salem resigned as a director of the board of TIP. All references to Mr. Salem in the statement of additional information are deleted.

* Effective June 9, 2003, William McLean is deemed to be an "interested director" as that term is defined under the Investment Company Act of 1940, as amended, as a result of his appointment as director of Foundation Advisers, Inc., TIP's advisor.